UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		2/10/2009
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    78

Form 13F Information Table Value Total:  $  73,673
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


  NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION   MANAGERS        SOLE    SHARED  OTHER
Amerigas Propane        COM            030975106  1,210  43,000 SH               SOLE        N/A     43,000
Archer-Daniels-Midlnd CoCOM            039483102  1,019  35,340 SH               SOLE        N/A     35,340
Auto Data Processing    COM            053015103  262    6,660  SH               SOLE        N/A     6,660
Autodesk                COM            052769106  1,070  54,450 SH               SOLE        N/A     54,450
Bank of America         COM            060505104  953    67,704 SH               SOLE        N/A     67,704
BB&T Corporation        COM            054937107  301    10,971 SH               SOLE        N/A     10,971
Becton Dickinson & Co   COM            075887109  762    11,139 SH               SOLE        N/A     11,139
Best Buy Company Inc.   COM            086516101  719    25,585 SH               SOLE        N/A     25,585
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  279    8,650  SH               SOLE        N/A     8,650
Chevrontexaco Corp      COM            166764100  1,317  17,805 SH               SOLE        N/A     17,805
Clorox Company          COM            189054109  1,269  22,840 SH               SOLE        N/A     22,840
Coca Cola               COM            191216100  662    14,630 SH               SOLE        N/A     14,630
Commercial Metals Co    COM            201723103  236    19,870 SH               SOLE        N/A     19,870
Conocophillips          COM            20825C104  462    8,911  SH               SOLE        N/A     8,911
Coventry Health Care IncCOM            222862104  450    30,216 SH               SOLE        N/A     30,216
Dominion Resources Inc. COM            25746U109  529    14,751 SH               SOLE        N/A     14,751
Duke                    COM            26441C105  330    21,987 SH               SOLE        N/A     21,987
Emerson Electric Co.    COM            291011104  1,551  42,355 SH               SOLE        N/A     42,355
Enbridge Energy         COM            29250R106  1,648  64,615 SH               SOLE        N/A     64,615
Energy Transfer Equity  COM UT LTD PTN 29273V100  457    28,200 SH               SOLE        N/A     28,200
Energy Transfer PartnersUNIT LTD PARTN 29273R109  2,198  64,625 SH               SOLE        N/A     64,625
Entergy Corp.           COM            29364G103  636    7,651  SH               SOLE        N/A     7,651
Enterprise Prd Prtnrs LpCOM            293792107  2,413  116,425SH               SOLE        N/A     116,425
Equitable Resources Inc SH BEN INT     294549100  336    10,000 SH               SOLE        N/A     10,000
Equity Residential PropeSH BEN INT     29476L107  210    7,038  SH               SOLE        N/A     7,038
Exxon-Mobil             COM            30231G102  465    5,820  SH               SOLE        N/A     5,820
FedEx Corporation       COM            31428X106  1,230  19,176 SH               SOLE        N/A     19,176
Ferrellgas Partners     UNIT LTD PART  315293100  1,360  92,800 SH               SOLE        N/A     92,800
Fifth Third Bancorp     COM            316773100  89     10,765 SH               SOLE        N/A     10,765
Fiserv Inc              COM            337738108  1,345  36,970 SH               SOLE        N/A     36,970
Franklin Resources Inc  COM            354613101  357    5,595  SH               SOLE        N/A     5,595
General Dynamics Corp   COM            369550108  1,422  24,695 SH               SOLE        N/A     24,695
General Electric        COM            369604103  1,276  78,780 SH               SOLE        N/A     78,780
Global Payments Inc     COM            37940X102  1,252  38,175 SH               SOLE        N/A     38,175
Halliburton Company     COM            406216101  422    23,200 SH               SOLE        N/A     23,200
Hewlett-Packard Company COM            428236103  218    5,999  SH               SOLE        N/A     5,999
Ingersoll Rand Co       CL A           G4776G101  507    29,230 SH               SOLE        N/A     29,230
International Dividend AINTL DIV ACHV  73935X716  639    60,790 SH               SOLE        N/A     60,790
Intuit Inc              COM            461202103  1,365  57,385 SH               SOLE        N/A     57,385
Ishare S&P 500          UNIT SER 1     464287200  268    2,964  SH               SOLE        N/A     2,964
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1,037  41,538 SH               SOLE        N/A     41,538
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  300    2,947  SH               SOLE        N/A     2,947
Ishares Intermediate CorLEHMAN INTER C 464288638  481    5,025  SH               SOLE        N/A     5,025
Ishares International EAMSCI EAFE IDX  464287465  327    7,295  SH               SOLE        N/A     7,295
Johnson & Johnson       COM            478160104  2,314  38,673 SH               SOLE        N/A     38,673
Kimberly Clark          COM            494368103  819    15,525 SH               SOLE        N/A     15,525
Kinder Morgan Energy Lp UNIT LTD PART  494550106  1,187  25,945 SH               SOLE        N/A     25,945
Lab Cp Of Amer Hldg New COM            50540R409  2,354  36,550 SH               SOLE        N/A     36,550
Lowes Companies         COM            548661107  525    24,408 SH               SOLE        N/A     24,408
Magellan Midstream PartnCOM UNIT RP LP 559080106  1,888  62,500 SH               SOLE        N/A     62,500
Marathon Oil Group      COM            565849106  1,161  42,420 SH               SOLE        N/A     42,420
McGraw-Hill Cos         COM            580645109  637    27,490 SH               SOLE        N/A     27,490
Microsoft Corp          COM            594918104  560    28,831 SH               SOLE        N/A     28,831
Mylan Labs.             COM            628530107  735    74,292 SH               SOLE        N/A     74,292
Nationwide Finl Svcs ClaCL A           638612101  675    12,930 SH               SOLE        N/A     12,930
Noble Corp              SHS            G65422100  1,091  49,395 SH               SOLE        N/A     49,395
Nokia Corporation       SPONSORED ADR  654902204  1,307  83,783 SH               SOLE        N/A     83,783
Nustar Energy, LP       UNIT COM       67058H102  2,148  52,325 SH               SOLE        N/A     52,325
Oneok Partners Lp       UNIT LTD PARTN 68268N103  2,256  49,535 SH               SOLE        N/A     49,535
Pepsico Inc.            COM            713448108  1,367  24,965 SH               SOLE        N/A     24,965
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  2,433  70,147 SH               SOLE        N/A     70,147
Plum Creek Timber       COM            729251108  1,402  40,361 SH               SOLE        N/A     40,361
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  329    10,125 SH               SOLE        N/A     10,125
Prologis                SH BEN INT     743410102  169    12,132 SH               SOLE        N/A     12,132
Realty Income           COM            756109104  1,569  67,755 SH               SOLE        N/A     67,755
S P D R -S&P 500        UNIT SER 1     78462F103  481    5,335  SH               SOLE        N/A     5,335
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  368    6,904  SH               SOLE        N/A     6,904
S&P Small Cap 600       S&P SMLCAP 600 464287804  684    15,562 SH               SOLE        N/A     15,562
Staples Inc             COM            855030102  871    48,605 SH               SOLE        N/A     48,605
Suburban Propane        UNIT LTD PART  864482104  2,342  66,070 SH               SOLE        N/A     66,070
Sunoco Logistics PartnerCOM UNITS      86764L108  1,094  24,225 SH               SOLE        N/A     24,225
Target Corporation      COM            87612E106  717    20,760 SH               SOLE        N/A     20,760
Teppco Partners L P     UT LTD PARTNER 872384102  1,867  95,422 SH               SOLE        N/A     95,422
Vanguard Emerging MarketEMR MKT ETF    922042858  339    14,370 SH               SOLE        N/A     14,370
Vanguard Large Growth   GROWTH ETF     922908736  245    6,205  SH               SOLE        N/A     6,205
Wal-Mart Stores Inc.    COM            931142103  242    4,313  SH               SOLE        N/A     4,313
Willis Group Holdings   SHS            G96655108  521    20,959 SH               SOLE        N/A     20,959
WT Internat. CommunicatiINTL COMMUNICA 97717W745  497    21,585 SH               SOLE        N/A     21,585
Zimmer Holdings Inc     COM            98956P102  840    20,775 SH               SOLE        N/A     20,775
Total                                           73673